Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 28, 2025
Impairment charge					$ 1,674,000
Depreciation and amortization expense					1,745,217	$ 1,353,383
Twin Vee Powercarsco [Member]
Depreciation and amortization expense	$ 419,825	$ 440,458	$ 1,287,048	$ 1,300,697
Assets held for sale	$ 3,956,623		$ 3,956,623
ROU financial asset and lease liabilities							$ 57,903
Disposed of the related property and equipment							$ 2,545,899